THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
JUNE 30, 2021 (Unaudited)

	Principal
	Amount ($)	Value ($)
Corporate Obligations — 51.6%
COMMUNICATION SERVICES — 2.6%
Netflix
4.38%, 11/15/26	1,350,000	1,535,247
4.88%, 06/15/30 (a)	750,000	891,975
4.88%, 04/15/28	750,000	870,938
T-Mobile USA
2.25%, 11/15/31	500,000	493,235
Twitter
3.88%, 12/15/27 (a)	1,000,000	1,062,500
Warner Media
5.35%, 12/15/43	168,000	203,622

		5,057,517

CONSUMER DISCRETIONARY — 6.6%
Ford Motor Credit
VAR ICE LIBOR USD 3 Month+1.080%, 1.26%, 08/03/22	750,000	747,252
3.38%, 11/13/25	750,000	777,187
5.88%, 08/02/21	500,000	502,550
Las Vegas Sands
3.20%, 08/08/24	1,500,000	1,574,416
3.90%, 08/08/29	4,410,000	4,699,240
Marriott International
3.50%, 10/15/32	1,000,000	1,063,622
4.00%, 04/15/28	3,250,000	3,574,443

		12,938,710

ENERGY — 1.7%
BP Capital Markets
VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.398%, 4.88% (b)	1,725,000	1,889,841
Energy Transfer Operating
6.50%, 02/01/42	259,000	336,413
Plains All American Pipeline
VAR ICE LIBOR USD 3 Month+4.110%, 6.13% (b)	1,150,000	1,015,680

		3,241,934

FINANCIALS — 14.3%
Arbor Realty Trust
4.50%, 03/15/27	1,750,000	1,712,223
Athene Holding
3.50%, 01/15/31	2,000,000	2,135,711
Bank of America
VAR ICE LIBOR USD 3 Month+3.898%, 6.10% (b)	1,750,000	1,965,022
VAR ICE LIBOR USD 3 Month+4.553%, 6.30% (b)	500,000	581,250
Bank of New York Mellon
VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.358%, 4.70% (b)	1,000,000	1,091,250

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
JUNE 30, 2021 (Unaudited)

	Principal
	Amount ($)	Value ($)
Corporate Obligations (continued)
FINANCIALS (continued)
Charles Schwab
VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.971%, 5.38% (b)	1,400,000	1,547,420
Citizens Financial Group
VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.313%, 5.65% (b)	925,000	1,022,125
Everest Reinsurance Holdings
VAR ICE LIBOR USD 3 Month+2.385%, 2.54%, 05/15/37	1,500,000	1,423,736
First Horizon Bank
5.75%, 05/01/30	1,000,000	1,234,130
Genworth Holdings
4.80%, 02/15/24	103,000	101,455
Independent Bank Group
VAR ICE LIBOR USD 3 Month+2.830%, 5.00%, 12/31/27	500,000	511,456
JPMorgan Chase & Co
VAR ICE LIBOR USD 3 Month+3.470%, 3.66% (b)	245,000	245,612
VAR ICE LIBOR USD 3 Month+3.780%, 6.75% (b)	3,000,000	3,326,550
NTC Capital II
VAR ICE LIBOR USD 3 Month+0.590%, 0.77%, 04/15/27	850,000	831,729
Oaktree Specialty Lending
2.70%, 01/15/27	400,000	400,361
3.50%, 02/25/25	2,750,000	2,883,300
People’s United Bank
4.00%, 07/15/24	250,000	269,268
Prudential Financial, Inc.
VAR ICE LIBOR USD 3 Month+3.920%, 5.63%, 06/15/43	895,000	960,589
State Street
VAR ICE LIBOR USD 3 Month+1.000%, 1.12%, 06/15/47	750,000	637,760
Truist Financial
VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.605%, 4.95% (b)	1,650,000	1,812,525
VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.349%, 5.10% (b)	2,000,000	2,247,500
UBS AG
5.13%, 05/15/24	500,000	551,250
Wells Fargo
VAR ICE LIBOR USD 3 Month+0.500%, 0.68%, 01/15/27	795,000	768,897

		28,261,119

HEALTHCARE — 0.1%
CVS Pass-Through Trust
6.04%, 12/10/28	49,010	57,400
Endo Finance
5.38%, 01/15/23 (a)	187,000	162,690

		220,090

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
JUNE 30, 2021 (Unaudited)

	Principal
	Amount ($)	Value ($)
Corporate Obligations (continued)
INDUSTRIALS — 8.2%
BNSF Funding Trust I
VAR ICE LIBOR USD 3 Month+2.350%, 6.61%, 12/15/55	1,554,000	1,779,081
Boeing
2.20%, 02/04/26	1,500,000	1,515,673
3.25%, 03/01/28 to 02/01/35 (c)	2,125,000	2,207,950
3.45%, 11/01/28	2,150,000	2,291,824
3.60%, 05/01/34	750,000	791,354
3.63%, 02/01/31	1,000,000	1,076,685
General Electric Co
VAR ICE LIBOR USD 3 Month+0.300%, 0.48%, 05/13/24	750,000	743,709
VAR ICE LIBOR USD 3 Month+3.330%, 3.45% (b)	850,000	835,975
Southwest Airlines
2.63%, 02/10/30	1,000,000	1,023,500
7.38%, 03/01/27	3,100,000	3,954,527

		16,220,278

INFORMATION TECHNOLOGY — 2.5%
Crowdstrike Holdings
3.00%, 02/15/29	3,000,000	3,002,850
Fidelity National Information Services
2.25%, 03/01/31	2,000,000	1,998,755

		5,001,605

MATERIALS — 2.1%
Ball
2.88%, 08/15/30	2,250,000	2,208,645
4.88%, 03/15/26	1,750,000	1,949,079

		4,157,724

REAL ESTATE — 5.0%
Brookfield Property REIT
5.75%, 05/15/26 (a)	250,000	262,812
Federal Realty Investment Trust
3.50%, 06/01/30	2,500,000	2,748,001
National Retail Properties
4.30%, 10/15/28	900,000	1,019,795
Regency Centers
2.95%, 09/15/29	750,000	790,557
Retail Opportunity Investments Partnership
4.00%, 12/15/24	850,000	917,767
Rexford Industrial Realty
2.13%, 12/01/30	1,500,000	1,443,310
VEREIT Operating Partnership
3.10%, 12/15/29	2,500,000	2,671,368
3.95%, 08/15/27	100,000	112,697

		9,966,307

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
JUNE 30, 2021 (Unaudited)

	Principal
	Amount ($)	Value ($)
Corporate Obligations (continued)
UTILITIES — 8.5%
Duke Energy
VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.388%, 4.88% (b)	1,925,000	2,045,312
Edison International
4.13%, 03/15/28	1,750,000	1,863,190
VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.698%, 5.38% (b)	2,125,000	2,140,512
Pacific Gas and Electric
2.50%, 02/01/31	4,250,000	3,987,691
3.50%, 08/01/50	3,000,000	2,675,917
4.95%, 07/01/50	1,500,000	1,541,484
PacifiCorp
6.25%, 10/15/37	42,000	59,816
Southern California Edison
3.90%, 12/01/41	15,000	15,449
WEC Energy Group, Inc.
VAR ICE LIBOR USD 3 Month+2.113%, 2.27%, 05/15/67	2,560,000	2,350,617

		16,679,988

Total Corporate Obligations
(Cost $98,921,117)		101,745,272

Mortgage-Backed Securities — 20.9%
AGENCY MORTGAGE-BACKED SECURITIES — 20.1%
FHLMC
4.00%, 05/01/44	552,657	608,036
5.00%, 06/01/41	98,668	113,135
FHLMC Multifamily Structured Pass-Through Certificates,
Series K735, Class AM
2.46%, 05/25/26	2,000,000	2,127,245
FNMA
3.00%, 02/01/43 to 06/01/43 (c)	2,157,968	2,302,841
3.50%, 11/01/42 to 02/01/43 (c)	937,094	1,023,669
4.00%, 01/01/41 to 03/01/44 (c)	762,476	833,964
4.50%, 10/01/39 to 04/01/41 (c)	1,023,196	1,132,829
5.00%, 06/01/41	125,940	144,343
FNMA ACES, Series 2019-M12, Class A2
2.89%, 06/25/29 (d)	1,500,000	1,647,465
FNMA REMIC, Series 2010-16, Class PA
4.50%, 02/25/40	41,389	44,620
FNMA REMIC, Series 2016-104, Class QA
3.00%, 11/25/43	524,753	535,809
FRESB Mortgage Trust, Series 2018-SB52, Class A10F
3.48%, 06/25/28 (d)	2,286,928	2,451,945

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
JUNE 30, 2021 (Unaudited)

	Principal
	Amount ($)	Value ($)
Mortgage-Backed Securities (continued)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
FRESB Mortgage Trust, Series 2019-SB63, Class A10H
2.89%, 03/25/39	885,257	904,463
FRESB Mortgage Trust, Series 2018-SB53, Class A10F
3.66%, 06/25/28 (d)	1,813,407	1,969,915
FRESB Mortgage Trust, Series 2019-SB62, Class A10F
3.07%, 03/25/29 (d)	1,813,668	1,901,436
FRESB Mortgage Trust, Series 2019-SB60, Class A10F
3.31%, 01/25/29 (d)	1,836,610	1,946,146
FRESB Mortgage Trust, Series 2017-SB42, Class A10F
2.96%, 10/25/27 (d)	1,197,891	1,242,986
GNMA, Series 2012-83, Class AK
3.31%, 12/16/53 (d)	1,317,441	1,393,006
GNMA, Series 2018-129, Class AG
3.10%, 05/16/59	493,341	497,353
GNMA, Series 2018-3, Class AG
2.50%, 10/16/58	300,539	309,504
GNMA, Series 2017-24, Class A
2.25%, 09/16/44	413,469	421,528
GNMA, Series 2012-100, Class BA
2.60%, 08/16/52 (d)	2,500,000	2,573,434
GNMA, Series 2017-46, Class A
2.50%, 11/16/57	543,092	559,975
GNMA, Series 2020-8, Class AH
2.55%, 01/16/62	1,829,424	1,887,794
GNMA, Series 2018-68, Class B
3.00%, 02/16/59 (d)	1,000,000	1,042,926
GNMA, Series 2017-106, Class AC
2.60%, 04/16/51	805,519	832,450
GNMA, Series 2018-123, Class AH
3.25%, 09/16/52	167,204	169,272
GNMA, Series 2017-70, Class AE
2.60%, 10/16/58	1,183,341	1,223,948
GNMA, Series 2019-55, Class AH
3.15%, 03/16/61 (d)	1,043,349	1,099,830
GNMA, Series 2018-156, Class AD
3.25%, 08/16/59 (d)	1,085,651	1,142,397
GNMA, Series 2020-3, Class AH
2.50%, 02/16/62	1,347,009	1,386,911
GNMA, Series 2017-69, Class AS
2.75%, 02/16/58	1,366,904	1,416,129
GNMA, Series 2019-2, Class AE
3.25%, 03/16/59	1,223,535	1,278,327

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
JUNE 30, 2021 (Unaudited)

	Principal
	Amount ($)	Value ($)
Mortgage-Backed Securities (continued)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA
3.50%, 05/20/43	653,425	700,888
4.00%, 01/20/41 to 04/20/43 (c)	639,504	698,601

		39,565,120

NON-AGENCY MORTGAGE-BACKED SECURITIES — 0.8%
Commercial Mortgage Trust, Series 2014-CR14, Class AM
4.53%, 02/10/47 (d)	120,000	129,765
Commercial Mortgage Trust, Series 2013-LC13, Class AM
4.56%, 08/10/46 (a)(d)	100,000	106,758
GS Mortgage Securities Trust, Series 2014-GC20, Class AS
4.26%, 04/10/47	105,000	111,996
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class C
5.05%, 01/15/47 (d)	153,000	158,410
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C18, Class C
4.96%, 02/15/47 (d)	100,000	97,613
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class AS
4.22%, 07/15/46 (d)	210,000	220,331
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class C
4.22%, 07/15/46 (d)	191,000	167,547
Morgan Stanley Capital I Trust, Series 2012-C4, Class B
5.21%, 03/15/45 (a)(d)	100,000	101,034
WFRBS Commercial Mortgage Trust, Series 2013-C17, Class AS
4.26%, 12/15/46	115,000	122,612
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B
4.72%, 03/15/47 (d)	140,000	148,888
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS
4.35%, 03/15/47 (d)	263,000	282,180

		1,647,134

Total Mortgage-Backed Securities
(Cost $39,282,059)		41,212,254

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
JUNE 30, 2021 (Unaudited)

	Shares	Value ($)
Preferred Stock — 8.1%
COMMUNICATION SERVICES — 2.0%
Qwest Corp. 6.50%, 09/01/2056	109,423	2,811,077
Qwest Corp. 6.75%, 06/15/2057	46,405	1,243,190

		4,054,267

ENERGY — 1.8%
Enbridge 6.38%, 04/15/2078(d)	33,732	913,800
Energy Transfer 7.38% (b)(d)	32,862	829,765
Energy Transfer 7.60% (b)(d)	13,800	345,000
Energy Transfer Operating 7.63% (b)	53,750	1,366,325

		3,454,890

FINANCIALS — 1.7%
Arbor Realty Trust REIT 6.38% (b)	34,000	863,260
Athene Holding 6.38% (b)(d)	5,929	167,376
B. Riley Financial 6.00%, 01/31/2028	40,000	1,038,000
B. Riley Financial 6.88%, 09/30/2023	12,199	316,686
B. Riley Financial 6.75%, 05/31/2024	9,684	251,300
GMAC Capital Trust I 5.98%, 02/15/2040 (d)	6,050	153,125
RiverNorth DoubleLine Strategic Opportunity Fund I 4.38% (b)	21,000	521,453

		3,311,200

REAL ESTATE — 1.3%
Brookfield Property Partners 6.50% (b)	20,600	538,072
CTO Realty Growth, REIT 6.38% (b)	80,000	2,033,600

		2,571,672

UTILITIES — 1.3%
SCE Trust III 5.75% (b)(d)	61,167	1,550,583
SCE Trust V 5.45% (b)(d)	8,785	219,537
SCE Trust VI 5.00% (b)	12,348	307,836
Southern 4.95%, 01/30/2080	18,241	489,224

		2,567,180

Total Preferred Stock (Cost $14,848,916)		15,959,209

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
JUNE 30, 2021 (Unaudited)

	Shares/Principal
	Amount ($)	Value ($)
Registered Investment Companies — 6.0%
Ares Dynamic Credit Allocation Fund	23,757	384,151
DoubleLine Income Solutions Fund	147,982	2,676,994
DoubleLine Opportunistic Credit Fund	33,295	667,898
PGIM High Yield Bond Fund	66,258	1,078,018
PIMCO Dynamic Credit and Mortgage Income Fund	73,957	1,655,158
PIMCO Dynamic Income Opportunities Fund	120,242	2,787,209
RiverNorth DoubleLine Strategic Opportunity Fund	172,848	2,692,972

Total Registered Investment Companies
(Cost $10,656,139)		11,942,400

Municipal Bonds — 3.4%
CALIFORNIA — 0.5%
California State
0.87%, 04/01/47	200,000	200,228
San Francisco City & County Redevelopment Financing Authority
8.26%, 08/01/29	300,000	414,631
Stanton Redevelopment Agency
8.63%, 12/01/25	470,000	486,371

		1,101,230

KENTUCKY — 0.4%
Clark County School District Finance Corp
Insured: ST INTERCEPT
5.20%, 06/01/26	750,000	753,049

MARYLAND — 0.3%
Maryland Economic Development
3.70%, 06/01/25	500,000	521,948

MICHIGAN — 0.7%
Belding Area Schools
Insured: Q-SBLF
6.50%, 05/01/25	750,000	753,393
Comstock Park Public Schools
Insured: Q-SBLF
6.30%, 05/01/26	635,000	637,679

		1,391,072

NEW YORK — 0.6%
New York & New Jersey Port Authority
4.46%, 10/01/62	320,000	419,816
New York State Dormitory Authority
5.00%, 01/01/24	720,000	776,382

		1,196,198

NORTH DAKOTA — 0.5%
Kindred Public School District No. 2
6.00%, 08/01/27	750,000	955,077

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
JUNE 30, 2021 (Unaudited)

	Principal
	Amount
	($)/Shares	Value ($)
Municipal Bonds — continued
WASHINGTON — 0.4%
Washington Higher Education Facilities Authority
4.27%, 10/01/22	750,000	767,025

Total Municipal Bonds
(Cost $6,279,094)		6,685,599

U.S. Treasury Obligations — 2.7%
U.S. Treasury Bonds
1.13%, 5/15/2040 to 8/15/2040 (c)	4,500,000	3,878,906
1.25%, 5/15/2050	500,000	408,535
2.25%, 8/15/2046	1,000,000	1,034,649

Total U.S. Treasury Obligations
(Cost $5,770,585)		5,322,090

Asset-Backed Securities — 2.5%
SBA Small Business Investment Company, Series 2018-10A, Class 1
3.19%, 3/10/2028	1,609,629	1,721,015
SBA Small Business Investment Company, Series 2018-10B, Class 1
3.55%, 9/10/2028	1,724,771	1,865,489
Small Business Administration, Series 2018-20H, Class 1
3.58%, 8/1/2038	1,205,486	1,337,082

Total Asset-Backed Securities
(Cost $4,592,106)		4,923,586

Common Stock — 0.5%
ENERGY — 0.0%
Unit Corp	2,429	40,929

FINANCIALS — 0.1%
Oaktree Specialty Lending Corp.	40,251	269,277

REAL ESTATE — 0.4%
CIM Commercial Trust, REIT	738	6,605
VEREIT, REIT	15,303	702,867

		709,472

Total Common Stock
(Cost $799,434)		1,019,678

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
JUNE 30, 2021 (Unaudited)

	Principal
	Amount ($)	Value ($)
U.S. Government Agency Obligation — 0.5%
FHLMC MTN
2.00%, 10/29/2040	1,000,000	936,975

Total U.S. Government Agency Obligations
(Cost $959,009)		936,975

Total Investments - 96.2%		189,747,063

(Cost $182,108,459)
Other Assets & Liabilities, Net - 3.8%		7,536,089

Net Assets - 100.0%		197,283,152

(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At June 30, 2021, these securities amounted to $2,587,769 or 1.3% of Net Assets of the Fund.

(b)	Perpetual security with no stated maturity date.
(c)	Securities are grouped by coupon and represent a range of maturities.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

USD — U.S. Dollar

VAR — Variable Rate

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
JUNE 30, 2021 (Unaudited)

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$101,745,272	$—	$101,745,272
Mortgage-Backed Securities	—	41,212,254	—	41,212,254
Preferred Stock	15,959,209	—	—	15,959,209
Registered Investment Companies	11,942,400	—	—	11,942,400
Municipal Bonds	—	6,685,599	—	6,685,599
U.S. Treasury Obligations	5,322,090	—	—	5,322,090
Asset-Backed Securities	—	4,923,586	—	4,923,586
Common Stock	1,019,678	—	—	1,019,678
U.S. Government Agency Obligation	—	936,975	—	936,975

Total Investments in Securities	$34,243,377	$155,503,686	$—	$189,747,063

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
JUNE 30, 2021 (Unaudited)

	Shares	Value ($)
Common Stock — 48.5%
COMMUNICATION SERVICES — 14.0%
Alphabet, Inc., Class A (a)	581	1,418,680
Alphabet, Inc., Class C (a)	520	1,303,286
Discovery, Class C (a)	73,650	2,134,377
Liberty Broadband, Class C (a)	6,516	1,131,492
Liberty Global, Class A (a)	52,600	1,428,616
Liberty Media Corp.-Liberty Formula One, Class A (a)	74,136	3,160,418
Lumen Technologies	99,500	1,352,205

		11,929,074

CONSUMER DISCRETIONARY — 3.6%
Amazon.com, Inc. (a)	860	2,958,538
JG Boswell Co	25	20,245
Tandy Leather Factory(a)	28,548	142,740

		3,121,523

CONSUMER STAPLES — 2.9%
Altria Group	30,450	1,451,856
Philip Morris International, Inc.	10,440	1,034,708

		2,486,564

FINANCIALS — 6.6%
Aon, Class A	5,875	1,402,715
Berkshire Hathaway, Inc., Class B (a)	5,680	1,578,586
BrightSpire Capital	120,000	1,128,000
Charles Schwab	10,200	742,662
Progressive	7,800	766,038

		5,618,001

HEALTHCARE — 2.8%
Medtronic	6,800	844,084
Regeneron Pharmaceuticals (a)	2,730	1,524,814

		2,368,898

INDUSTRIALS — 10.2%
Vidler Water Resouces(a)	652,122	8,673,223

MATERIALS — 2.9%
Compass Minerals International, Inc.	8,500	503,710
Keweenaw Land Association Ltd. (a)	24,055	1,966,496

		2,470,206

REAL ESTATE — 4.2%
CIM Commercial Trust, REIT	80,000	716,000
CTO Realty Growth, REIT	9,100	487,032
DigitalBridge Group, REIT (a)	101,500	801,850
Equity Commonwealth, REIT (a)	14,925	391,035
Equity LifeStyle Properties, REIT	5,825	432,856
Laaco	20	57,400
Maui Land & Pineapple (a)	25,000	268,250
VEREIT, REIT	8,900	408,777

		3,563,200

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
JUNE 30, 2021 (Unaudited)

	Shares	Value ($)
Common Stock (continued)
UTILITIES — 1.3%
PG&E (a)	109,850	1,117,174

Total Common Stock (Cost $32,574,429)		41,347,863

Foreign Common Stock — 29.9%
CANADA — 5.5%
Altius Minerals	36,000	495,098
Brookfield Asset Management Reinsurance Partners, Class A (a)	272	14,123
Brookfield Asset Management, Inc., Class A	39,368	2,006,981
PrairieSky Royalty Ltd.	147,000	1,781,854
Sandstorm Gold (a)	51,500	406,335

		4,704,391

FRANCE — 12.5%
Bollore SA	1,239,539	6,644,272
Cie du Cambodge	1	7,590
Compagnie de L’Odet SA	848	1,176,605
Financiere Moncey	1	7,708
Societe Industrielle et Financiere de l’Artois	1	5,835
Vivendi SA	42,310	1,421,472
Vivendi SA ADR	42,025	1,413,301

		10,676,783

ITALY — 2.8%
EXOR	29,900	2,395,574

JAPAN — 2.2%
Nintendo Co, Ltd. ADR	5,200	377,156
Sony Group ADR	15,650	1,521,493

		1,898,649

MEXICO — 4.5%
Becle	1,205,000	3,188,238
Bolsa Mexicana de Valores	305,000	674,016

		3,862,254

NETHERLANDS — 0.5%
Koninklijke Philips	7,800	387,660

UNITED KINGDOM — 1.9%
Diageo ADR	3,700	709,253
Rolls-Royce Holdings (a)	650,000	888,241

		1,597,494

Total Foreign Common Stock (Cost $21,210,702)		25,522,805

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
JUNE 30, 2021 (Unaudited)

	Shares	Value ($)
Preferred Stock — 5.7%
ENERGY — 0.3%
Energy Transfer 7.38% (b)(c)	9,850	248,713

FINANCIALS — 3.0%
Bank of America 7.25% (b)	635	899,160
Gabelli Dividend & Income Trust 5.25% (b)	5,000	129,039
JPMorgan Chase 5.75% (b)	10,000	282,500
PNC Financial Services Group 6.13% (b)(c)	20,000	527,000
RiverNorth DoubleLine Strategic Opportunity Fund I 4.38% (b)	4,000	99,324
US Bancorp 6.50% (b)(c)	19,275	499,030
Wells Fargo 5.85% (b)(c)	3,200	88,160

		2,524,213

REAL ESTATE — 2.0%
CTO Realty Growth, REIT 6.38% (b)	60,000	1,525,200
Equity Commonwealth, REIT 6.50% (b)	5,000	160,750
Rexford Industrial Realty, REIT 5.88% (b)	900	24,138
VEREIT, REIT 6.70% (b)	919	23,223

		1,733,311

UTILITIES — 0.4%
Duke Energy 5.63%, 09/15/2078	8,317	229,300
NextEra Energy Capital Holdings 5.65%, 03/01/2079	3,200	91,584
Southern 5.25%, 12/01/2077	1,332	35,924

		356,808

Total Preferred Stock (Cost $4,577,501)		4,863,045

Special Purpose Acquisition Companies — 2.8%
Khosla Ventures Acquisition, Class A (a)	22,000	217,580
KKR Acquisition Holdings I (a)	22,500	225,900
Liberty Media Acquisition (a)	96,500	1,021,935
Oaktree Acquisition II, Class A (a)	21,500	212,420
Pershing Square Tontine Holdings, Class A (a)	30,500	694,180

Total Special Purpose Acquisition Companies (Cost $2,401,585)		2,372,015

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
JUNE 30, 2021 (Unaudited)

	Principal Amount ($)/Shares	Value ($)
Corporate Obligations — 2.5%
COMMUNICATION SERVICES — 0.0%
iHeartCommunications, Inc.
6.38%, 05/01/26	6,545	6,962
8.38%, 05/01/27	12,132	12,997

		19,959

ENERGY — 0.1%
Kinder Morgan, Inc.
5.63%, 11/15/23 (d)	42,000	46,282

FINANCIALS — 1.4%
Bank of America
VAR ICE LIBOR USD 3 Month+4.174%, 6.50% (b)	340,000	385,050
Charles Schwab
VAR ICE LIBOR USD 3 Month+4.820%, 7.00% (b)	100,000	103,250
JPMorgan Chase & Co
VAR ICE LIBOR USD 3 Month+3.470%, 3.66% (b)	181,000	181,452
Prudential Financial, Inc.
VAR ICE LIBOR USD 3 Month+3.920%, 5.63%, 06/15/43	500,000	536,642

		1,206,394

INDUSTRIALS — 0.7%
General Electric Co
VAR ICE LIBOR USD 3 Month+3.330%, 3.45% (b)	645,000	634,358

UTILITIES — 0.3%
WEC Energy Group, Inc.
VAR ICE LIBOR USD 3 Month+2.113%, 2.27%, 05/15/67	250,000	229,552

Total Corporate Obligations (Cost $2,217,031)		2,136,545

Registered Investment Companies — 1.2%
DoubleLine Opportunistic Credit Fund	26,409	529,765
TCW Strategic Income Fund	85,199	504,378

Total Registered Investment Companies (Cost $985,962)		1,034,143

Mortgage-Backed Securities — 1.1%
AGENCY MORTGAGE-BACKED SECURITIES — 1.0%
FHLMC
5.00%, 06/01/41	31,201	35,776

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
JUNE 30, 2021 (Unaudited)

	Principal Amount ($)/Shares	Value ($)
Mortgage-Backed Securities (continued)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
FNMA
3.00%, 02/01/43 to 06/01/43 (e)	279,201	297,912
3.50%, 11/01/42 to 02/01/43 (e)	126,779	138,433
4.00%, 02/01/44	36,969	40,403
4.50%, 02/01/40 to 01/01/41 (e)	73,606	81,862
5.00%, 06/01/41	39,825	45,645
FNMA REMIC, Series 2012-93, Class SW
VAR ICE LIBOR USD 1 Month+6.100%, 6.01%, 09/25/42 (c)(f)	25,683	4,834
FNMA STRIPS, Series 2004-354, Class 1
0.00%, 12/25/34 (g)	2,318	2,277
GNMA
3.00%, 04/20/43 to 06/20/43 (e)	56,228	59,775
3.50%, 05/20/43	58,214	62,442
4.00%, 01/20/41 to 04/20/43 (e)	66,859	73,136
4.50%, 05/20/40 to 03/20/41 (e)	22,830	25,249

		867,744

NON-AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C
5.05%, 01/15/47 (c)	60,000	62,122
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS
4.35%, 03/15/47 (c)	40,000	42,917

		105,039

Total Mortgage-Backed Securities (Cost $937,183)		972,783

Exchange-Traded Funds — 1.1%
iShares 20+ Year Treasury Bond ETF	2,700	389,745
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	3,750	544,387

Total Exchange-Traded Funds (Cost $913,021)		934,132

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
JUNE 30, 2021 (Unaudited)

	Principal Amount ($)/Number of Warrants	Value ($)
Asset-Backed Security — 0.0%
Bear Stearns Asset Backed Securities Trust, Series 2003-ABF1, Class A
VAR ICE LIBOR USD 1 Month+0.740%, 0.83%, 1/25/2034	1	1

Total Asset-Backed Securities (Cost $1)		1

Warrants — 0.0%
Pershing Square Tontine Holdings, Expires 07/27/2025 (a)	1	3

Total Warrants (Cost $3)		3

Total Investments - 92.8%		79,183,335

(Cost $65,817,418)
Other Assets & Liabilities, Net - 7.2%		6,167,131

Net Assets - 100.0%		85,350,466

(a)	Non-income producing security.
(b)	Perpetual security with no stated maturity date.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At June 30, 2021, these securities amounted to $46,282 or 0.1% of Net Assets of the Fund.

(e)	Securities are grouped by coupon and represent a range of maturities.
(f)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)

Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

ADR — American Depositary Receipt
ETF — Exchange Traded Fund
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
IO — Interest Only – face amount represents notional amount

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
JUNE 30, 2021 (Unaudited)

LIBOR — London Interbank Offered Rate
Ltd. — Limited
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
STRIPS — Separately Traded Registered Interest and Principal Securities
USD — U.S. Dollar
VAR — Variable Rate

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$41,347,863	$—	$—	$41,347,863
Foreign Common Stock	25,522,805	—	—	25,522,805
Preferred Stock	4,863,045	—	—	4,863,045
Special Purpose Acquisition
Companies	2,372,015	—	—	2,372,015
Corporate Obligations	—	2,136,545	—	2,136,545
Registered Investment Companies	1,034,143	—	—	1,034,143
Mortgage-Backed Securities	—	972,783	—	972,783
Exchange Traded Funds	934,132	—	—	934,132
Asset-Backed Security	—	1	—	1
Warrants	—	3	—	3

Total Investments in Securities	$76,074,003	$3,109,332	$—	$79,183,335

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

BRK-QH-001-0200